Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Raw materials and components	$ 29,362	$ 20,986
Products in process	10,041	7,137
Finished products	8,247	8,368
Inventories	$ 47,650	$ 36,491